Right-Of-Use Assets and Lease Liability	6 Months Ended
Jun. 30, 2022
CIK 0001441693 Pro Farm Group, Inc
Lessee, Lease, Description [Line Items]
Right-Of-Use Assets and Lease Liability

4. Right-Of-Use Assets and Lease Liability

The components of lease expense were as follows for each of the comparative three and six months ended June 30, 2022 and 2021 (in thousands):

	THREE MONTHS	THREE MONTHS
	ENDED JUNE 30,	ENDED JUNE 30,
	2022	2021
Operating lease cost	$400	$326
Short-term lease cost	14	50
Total operating lease costs:	$414	$376

	SIX MONTHS	SIX MONTHS
	ENDED JUNE 30,	ENDED JUNE 30,
	2022	2021
Operating lease cost	$781	$616
Short-term lease cost	34	91
Total operating lease costs:	$815	$707

Maturities of lease liabilities for each future calendar year as of June 30, 2022 are as follows (in thousands):

OPERATING
LEASES
2022, remaining 6 months	$785
2023	1,513
2024	1,048
2025	169

Total lease payments	3,515
Less: imputed interest	270
Total lease obligation	3,245

Less lease obligation, current portion	1,434
Lease obligation, non-current portion	$1,811